Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 1	$ 67,506
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 2	406,273
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 3	308,158
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 4	2,478,165
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 5	3,600,746
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 6	6,152,243
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 7	(223,030)
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 8	(108,535)
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 9	(9,493)
Business Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 10	$ 12,672,033